Schedule of Other Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid patent services			$ 174
Prepaid insurance	210	107	65
Prepaid engineering services			50
Rental deposit	9	9	16
Technology licenses			11
Other	175	157	20
Total other assets	$ 394	$ 273	$ 336